STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 15.1%
Aerospace & Defense - .1%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	320,000		320,757
Airlines - .2%
American Airlines Pass-Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	309,071		308,499
Delta Air Lines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	3.20	4/25/2024	250,000		257,182
United Airlines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	4.15	8/25/2031	395,000		418,925
				984,606
Automobiles & Components - .1%
Toyota Motor Credit, Sr. Unscd. Notes	2.15	3/12/2020	300,000		299,526
Banks - 1.3%
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	200,000	[a]	202,873
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	590,000		604,933
Citigroup, Sub. Notes	4.45	9/29/2027	625,000		654,472
Citizens Financial Group, Sub. Notes	4.15	9/28/2022	390,000	[a]	400,372
Cooperatieve Rabobank, Gtd. Notes	4.50	1/11/2021	440,000		454,725
Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	530,000		668,274
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	425,000		434,155
Llyoyds Bank, Jr. Sub. Notes	12.00	12/16/2024	200,000	[a,b]	240,800
Morgan Stanley, Sub. Notes	4.88	11/1/2022	580,000		617,490
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	255,000	[a]	259,048
Royal Bank of Scotland Group, Sr. Unscd. Notes	5.08	1/27/2030	335,000		354,503
Societe Generale, Sub. Notes	4.75	11/24/2025	425,000	[a]	439,582
Standard Chartered, Sr. Unscd. Notes	3.79	5/21/2025	280,000	[a]	279,981

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 15.1% (continued)
Banks - 1.3% (continued)
Wells Fargo & Co., Sr. Unscd. Notes	2.63	7/22/2022	225,000	224,486
				5,835,694
Beverage Products - .2%
Anheuser-Busch, Gtd. Notes	4.90	2/1/2046	375,000	387,267
PepsiCo, Sr. Unscd. Notes	4.50	1/15/2020	375,000	379,624
				766,891
Chemicals - .1%
DowDuPont, Sr. Unscd. Notes	4.49	11/15/2025	405,000	435,768
Commercial & Professional Services - .2%
George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	325,000	362,909
Total System Services, Sr. Unscd. Notes	4.80	4/1/2026	350,000	376,907
				739,816
Commercial Mortgage Pass-Through Ctfs. - .3%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/1/2045	272,335	278,797
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, Cl. A4	3.20	3/1/2048	315,000	323,188
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/1/2045	540,000	550,394
				1,152,379
Diversified Financials - .2%
Aercap Global Aviation Trust, Gtd. Notes	4.50	5/15/2021	400,000	410,993
Intercontinental Exchange, Gtd. Notes	2.75	12/1/2020	325,000	325,975
				736,968
Electronic Components - .1%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	345,000	356,227
Energy - .5%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	255,000	256,385
Concho Resources, Gtd. Notes	4.30	8/15/2028	225,000	238,105
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	240,000	259,204
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	175,000	174,308

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 15.1% (continued)
Energy - .5% (continued)
Newfield Exploration, Gtd. Notes	5.38	1/1/2026	175,000	189,951
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	200,000	219,335
Saudi Arabian Oil, Sr. Unscd. Notes	3.50	4/16/2029	225,000	[a] 224,853
Shell International Finance, Gtd. Notes	3.50	11/13/2023	300,000	312,544
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	195,000	198,010
Williams, Sr. Unscd. Notes	4.30	3/4/2024	225,000	236,377
				2,309,072
Environmental Control - .0%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	225,000	229,410
Financials - .0%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	225,000	[a] 236,619
Foreign/Governmental - ..2%
Petroleos Mexicanos, Gtd. Notes	4.88	1/24/2022	470,000	477,238
Province of Ontario Canada, Sr. Unscd. Notes	3.05	1/29/2024	430,000	446,190
				923,428
Health Care - .4%
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	325,000	325,938
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	325,000	380,245
Biogen, Sr. Unscd. Notes	2.90	9/15/2020	345,000	346,112
Celgene, Sr. Unscd. Notes	3.25	2/20/2023	300,000	306,129
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	435,000	434,234
				1,792,658
Industrials - .2%
ABB Finance USA, Gtd. Notes	2.88	5/8/2022	445,000	449,524
John Deere Capital, Sr. Unscd. Notes	2.95	4/1/2022	305,000	309,325
Rockwell Automation, Sr. Unscd. Notes	3.50	3/1/2029	200,000	209,059
				967,908

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 15.1% (continued)
Information Technology - .3%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	305,000	316,158
Fidelity National Information Services, Sr. Unscd. Notes	3.75	5/21/2029	150,000	153,533
Microsoft, Sr. Unscd. Notes	3.75	2/12/2045	440,000	461,259
Oracle, Sr. Unscd. Notes	2.50	5/15/2022	570,000	570,857
				1,501,807
Insurance - .2%
Brighthouse Financial, Sr. Unscd. Notes	3.70	6/22/2027	200,000	186,605
MetLife, Jr. Sub. Notes, Ser. D	5.88	3/15/2028	250,000	259,442
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	300,000	311,110
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	150,000	152,481
				909,638
Internet Software & Services - .3%
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	395,000	394,610
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	315,000	318,807
eBay, Sr. Unscd. Notes	2.60	7/15/2022	320,000	319,183
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	400,000	[a] 404,118
				1,436,718
Materials - .0%
WRKCo, Gtd. Notes	3.90	6/1/2028	165,000	166,863
Media - .3%
Comcast, Gtd. Notes	3.60	3/1/2024	570,000	592,922
Discovery Communications, Gtd. Notes	2.80	6/15/2020	345,000	345,306
Walt Disney, Gtd. Notes	6.15	3/1/2037	265,000	[a] 352,344
				1,290,572
Municipal Bonds - 1.1%
Alameda County, GO (Build America Bonds)	9.50	8/1/2034	180,000	181,937
California, GO, Refunding	3.38	4/1/2025	400,000	421,948

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 15.1% (continued)
Municipal Bonds - 1.1% (continued)
California Earthquake Authority, Revenue Bonds	2.81	7/1/2019	147,000	147,000
California Educational Facilities Authority, Revenue Bonds, Refunding, Ser. U-2	5.00	10/1/2032	375,000	505,552
Chicago, GO, Ser. B	7.38	1/1/2033	290,000	335,623
Commonwealth of Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	325,000	381,394
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue Bonds, Ser. A	3.00	7/1/2020	900,000	906,489
New York City, GO (Build America Bonds) Ser. H-1	6.25	6/1/2035	345,000	357,865
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bonds)	6.28	6/15/2042	530,000	560,274
New York City Transitional Finance Authority, Revenue Bonds, Ser. A3	3.88	8/1/2031	350,000	376,099
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	310,000	311,553
University of California, Revenue Bonds, Refunding, Ser. J	4.13	5/15/2045	340,000	373,980
				4,859,714
Real Estate - .4%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	265,000	281,331
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	200,000	213,180
Brandywine Operating Partnership, Gtd. Notes	3.95	2/15/2023	275,000	284,470
Kimco Realty, Sr. Unscd. Notes	3.40	11/1/2022	340,000	346,623
Life Storage, Gtd. Notes	4.00	6/15/2029	160,000	161,493
Mid-America Apartments, Sr. Unscd. Notes	3.60	6/1/2027	280,000	285,219
National Retail Properties, Sr. Unscd. Notes	4.30	10/15/2028	165,000	175,427
				1,747,743
Semiconductors & Semiconductor Equipment - .2%
Intel, Sr. Unscd. Notes	2.70	12/15/2022	255,000	257,588

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 15.1% (continued)
Semiconductors & Semiconductor Equipment - .2% (continued)
KLA-Tencor, Sr. Unscd. Notes	4.10	3/15/2029	225,000		231,242
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	315,000		328,122
				816,952
Technology Hardware & Equipment - .1%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	300,000		327,362
Dell International, Sr. Scd. Notes	4.90	10/1/2026	125,000	[a]	128,043
				455,405
Telecommunication Services - .5%
AT&T, Sr. Unscd. Notes	4.13	2/17/2026	335,000		349,271
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	460,000		445,329
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	165,000		168,854
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	590,000		608,143
Verizon Communications, Sr. Unscd. Bonds	5.50	3/16/2047	570,000		689,621
				2,261,218
Transportation - .3%
Burlington North Santa Fe, Sr. Unscd. Debs.	3.45	9/15/2021	375,000		383,426
JB Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	310,000		319,181
Ryder System, Sr. Unscd. Notes	3.65	3/18/2024	315,000		325,739
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	320,000		326,293
				1,354,639
U.S. Government Agencies Mortgage-Backed - 4.1%
Federal Home Loan Mortgage Corporation:
3.00%, 1/1/33			417,472	[c]	424,178
3.50%, 11/1/32-4/1/48			1,425,757	[c]	1,460,614
4.00%, 11/1/48-3/1/49			889,403	[c]	919,689
4.50%, 11/1/48			362,543	[c]	380,058
5.00%, 7/1/40			170,600	[c]	183,952
Federal National Mortgage Association:
2.50%, 10/1/31			699,368	[c]	700,491
3.00%, 7/1/37-9/1/46			2,717,988	[c]	2,744,768
3.50%, 5/1/33-11/1/48			2,135,611	[c]	2,185,788
4.00%, 2/1/39-3/1/49			2,784,090	[c]	2,887,012

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 15.1% (continued)
U.S. Government Agencies Mortgage-Backed - 4.1% (continued)
4.50%, 7/1/48			675,746	[c]	708,761
5.00%, 11/1/43-9/1/48			464,873	[c]	493,237
Government National Mortgage Association II:
3.00%, 9/1/47-5/1/49			1,303,878		1,324,515
3.50%, 4/1/46-1/1/48			1,640,438		1,687,734
4.00%, 8/1/48			867,329		898,609
4.50%, 11/1/48-12/1/48			1,418,169		1,484,408
				18,483,814
U.S. Government Securities - 3.0%
U.S. Treasury Bonds	2.25	8/15/2046	710,000		665,264
U.S. Treasury Bonds	2.75	11/15/2047	185,000	[b]	191,482
U.S. Treasury Bonds	2.88	8/15/2045	470,000		498,402
U.S. Treasury Notes	1.88	4/30/2022	2,180,000		2,178,637
U.S. Treasury Notes	2.00	11/15/2026	655,000	[b]	652,979
U.S. Treasury Notes	2.13	7/31/2024	440,000	[b]	443,867
U.S. Treasury Notes	2.25	4/30/2021	705,000		708,938
U.S. Treasury Notes	2.38	1/31/2023	175,000		177,892
U.S. Treasury Notes	2.50	1/31/2024	2,300,000		2,358,443
U.S. Treasury Notes	2.63	2/15/2029	50,000		52,135
U.S. Treasury Notes	2.63	1/31/2026	120,000		124,523
U.S. Treasury Notes	2.63	2/28/2023	625,000		641,064
U.S. Treasury Notes	2.88	11/30/2025	140,000		147,339
U.S. Treasury Notes	2.88	8/15/2028	220,000		233,793
U.S. Treasury Notes	3.13	11/15/2028	925,000		1,003,535
United States Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	1.00	2/15/2046	660,024	[d]	699,311
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	691,640	[d]	695,405
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	336,867	[d]	337,250
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	1/15/2024	637,551	[d]	646,629
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	972,562	[d]	982,316
				13,439,204

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 15.1% (continued)
Utilities - .2%
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	160,000	171,477
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	275,000	293,577
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	280,000	282,826
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	335,000	323,682
				1,071,562
Total Bonds and Notes (cost $66,526,247)			67,883,576
Description			Shares	Value ($)
Common Stocks - 21.4%
Aerospace & Defense - .6%
Boeing			2,713	[e] 926,788
Lockheed Martin			3,290	1,113,797
Raytheon			4,258	743,021
				2,783,606
Agriculture - .4%
Altria Group			17,334	850,406
Philip Morris International			13,683	1,055,370
				1,905,776
Airlines - .1%
United Continental Holdings			8,578	[e] 666,082
Banks - 1.3%
Bank of America			63,208	[e] 1,681,333
Comerica			9,313	640,921
JPMorgan Chase & Co.			20,578	2,180,445
Popular			9,255	483,204
Wells Fargo & Co.			4,289	190,303
Zions Bancorp			11,918	513,308
				5,689,514
Beverage Products - .3%
Coca-Cola			3,574	175,591
Monster Beverage			13,888	[e] 859,112
PepsiCo			4,035	516,480
				1,551,183
Chemicals - .1%
CF Industries Holdings			2,141	86,154
LyondellBasell Industries, Cl. A			6,754	501,484
				587,638
Commercial & Professional Services - .5%
Automatic Data Processing			4,991	[e] 799,159
Robert Half International			6,461	346,697

Description	Shares	Value ($)
Common Stocks - 21.4% (continued)
Commercial & Professional Services - .5% (continued)
S&P Global	4,575		978,501
		2,124,357
Consumer Discretionary - .2%
Starbucks	13,909		1,057,918
Consumer Durables & Apparel - .3%
NIKE, Cl. B	12,353		952,910
Tapestry	15,864		453,076
		1,405,986
Consumer Staples - .2%
Procter & Gamble	7,352		756,594
Diversified Financials - .6%
American Express	5,441	[e]	624,137
Discover Financial Services	11,982		893,258
Evercore, Cl. A	5,952		459,673
Synchrony Financial	19,930		670,246
		2,647,314
Energy - 1.3%
Baker Hughes, a GE Company	7,369		157,770
Chevron	13,139		1,495,875
ConocoPhillips	14,666		864,707
Continental Resources	3,683	[e]	128,905
Devon Energy	14,360		361,298
EOG Resources	8,589		703,267
Exxon Mobil	13,657		966,506
Helmerich & Payne	5,158		252,278
Phillips 66	9,116		736,573
		5,667,179
Environmental Control - .0%
Pentair	5,156		179,532
Food & Staples Retailing - .6%
Sysco	9,300		640,026
Walgreens Boots Alliance	12,048		594,448
Walmart	12,487		1,266,681
		2,501,155
Health Care - 3.7%
AbbVie	14,594		1,119,506
Agilent Technologies	8,587		575,758
Allergan	1,104		134,589
Amgen	6,583	[e]	1,097,386
Baxter International	5,745	[e]	421,913
Biogen	3,259	[e]	714,666
Bristol-Myers Squibb	15,289		693,662
Danaher	4,744		626,255
Eli Lilly & Co.	1,573		182,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 21.4% (continued)
Health Care - 3.7% (continued)
Herbalife Nutrition	13,167	[e]	550,117
IDEXX Laboratories	3,396	[e]	848,219
Illumina	2,258	[e]	693,003
Incyte	5,004	[e]	393,464
Johnson & Johnson	16,604		2,177,615
Merck & Co.	7,965		630,908
Pfizer	44,410		1,843,903
Regeneron Pharmaceuticals	571	[e]	172,282
Thermo Fisher Scientific	2,794		745,942
UnitedHealth Group	4,407		1,065,613
Waters	3,658	[e]	734,197
Zoetis	10,683		1,079,517
		16,500,889
Household & Personal Products - .2%
Kimberly-Clark	6,391		817,345
Industrials - .1%
Textron	11,257		509,942
Xerox	4,289		131,286
		641,228
Information Technology - 2.7%
Adobe	4,100	[e]	1,110,690
Autodesk	1,400	[e]	225,274
Broadridge Financial Solutions	785		98,023
Cadence Design Systems	12,577	[e]	799,520
CDK Global	4,289	[e]	207,588
Citrix Systems	4,148		390,410
Cognizant Technology Solutions, Cl. A	11,299		699,747
Fiserv	2,505	[e]	215,079
International Business Machines	3,544		450,053
Intuit	3,597		880,725
Mastercard, Cl. A	1,573		395,594
Microsoft	35,688		4,413,892
Visa, Cl. A	12,432		2,005,655
		11,892,250
Insurance - 1.0%
Allstate	9,986	[e]	953,763
Berkshire Hathaway, Cl. B	4,907	[e]	968,740
MetLife	13,848		639,916
Progressive	12,600		998,928
Prudential Financial	1,285		118,708
Torchmark	9,321		797,039
		4,477,094

Description	Shares	Value ($)
Common Stocks - 21.4% (continued)
Internet Software & Services - 2.1%
Alphabet, Cl. A	1,446	[e]	1,599,999
Alphabet, Cl. C	1,512	[e]	1,668,689
Amazon.com	1,864	[e]	3,308,730
Facebook, Cl. A	12,324	[e]	2,187,140
Match Group	2,144		147,186
VeriSign	2,310	[e]	450,404
		9,362,148
Media - .3%
CBS, Cl. B	11,928		575,884
Comcast, Cl. A	4,289		175,849
Netflix	1,313	[e]	450,727
		1,202,460
Real Estate - .3%
Public Storage	4,103	[f]	976,022
VICI Properties	19,704	[f]	437,035
		1,413,057
Retailing - .5%
Best Buy	13,332	[e]	835,516
Foot Locker	7,911		311,298
Home Depot	2,778		527,403
Kohl's	7,910		390,121
TripAdvisor	8,106	[e]	342,641
		2,406,979
Semiconductors & Semiconductor Equipment - .6%
Broadcom	3,045		766,244
Intel	31,487		1,386,687
Texas Instruments	2,988		311,678
		2,464,609
Technology Hardware & Equipment - 1.5%
Accenture, Cl. A	7,384		1,314,869
Apple	22,409	[e]	3,923,144
Cisco Systems	7,148		371,910
Fortinet	2,946	[e]	213,526
HP	38,554		720,189
Zebra Technologies, Cl. A	1,400	[e]	240,016
		6,783,654
Telecommunication Services - .7%
AT&T	38,851		1,188,064
CenturyLink	36,108		377,329
Verizon Communications	31,541		1,714,253
		3,279,646
Transportation - .6%
CSX	11,908		886,789
Norfolk Southern	4,840		944,478

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 21.4% (continued)
Transportation - .6% (continued)
Union Pacific		5,333		889,438
			2,720,705
Utilities - .6%
Exelon		20,558		988,429
NRG Energy		20,619		701,871
OGE Energy		18,635		774,471
			2,464,771
Total Common Stocks (cost $77,435,103)		95,950,669
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 63.5%
Registered Investment Companies - 63.5%
ASG Managed Futures Strategy Fund, Cl. Y		969,204	[e]	9,236,515
BNY Mellon Corporate Bond Fund, Cl. M		1,034,119	[g]	13,360,816
BNY Mellon Dynamic Total Return Fund, Cl. Y		520,094	[e,g]	8,279,892
BNY Mellon Emerging Markets Fund, Cl. M		2,026,957	[g]	20,330,374
BNY Mellon Floating Rate Income Fund, Cl. Y		938,201	[e,g]	10,995,716
BNY Mellon Focused Equity Opportunities Fund, Cl. M		3,096,478	[g]	44,898,938
BNY Mellon Global Real Estate Securities Fund, Cl. Y		946,079	[e,g]	8,789,073
BNY Mellon High Yield Fund, Cl. I		1,785,760	[e,g]	10,714,562
BNY Mellon Income Stock Fund, Cl. M		1,454,576	[g]	11,956,611
BNY Mellon Intermediate Bond Fund, Cl. M		1,993,565	[g]	24,979,369
BNY Mellon International Equity Fund, Cl. Y		624,558	[e,g]	12,153,898
BNY Mellon International Fund, Cl. M		1,053,734	[g]	12,823,939
BNY Mellon International Small Cap Fund, Cl. Y		866,056	[e,g]	11,042,219
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M		1,324,246	[g]	21,903,022
BNY Mellon Research Growth Fund, Cl. Y		719,840	[e,g]	10,632,031
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y		762,989	[e,g]	18,357,518
BNY Mellon Select Managers Small Cap Value, Cl. Y		646,161	[e,g]	13,123,521
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		263,462	[g]	4,341,854

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 63.5% (continued)
Registered Investment Companies - 63.5% (continued)
BNY Mellon Small/Mid Cap Multi-Strategy Fund, Cl. M		892,161	[g]	11,009,269
Dreyfus Institutional Preferred Government Plus Money Market Fund	2.40	6,019,055	[g]	6,019,055
Total Investment Companies (cost $261,717,219)		284,948,192

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $258,000)	2.40	258,000	[g]	258,000
Total Investments (cost $405,936,569)		100.1%	449,040,437
Liabilities, Less Cash and Receivables		(0.1%)	(389,935)
Net Assets		100.0%	448,650,502

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $3,168,633 or .71% of net assets.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $1,050,609 and the value of the collateral held by the fund was $1,081,346, consisting of cash collateral of $258,000 and U.S. Government & Agency securities valued at $823,346.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Non-income producing security.

f Investment in real estate investment trust within the United States.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	−	1,152,379	−	1,152,379
Corporate Bonds†	−	29,025,037	−	29,025,037
Equity Securities―Common Stocks†	95,950,669	−	−	95,950,669
Foreign Government	−	923,428	−	923,428
Investment Companies	285,206,192	-	−	285,206,192
Municipal Bonds	-	4,859,714	−	4,859,714
U.S. Government Agencies/Mortgage-Backed	−	18,483,814	−	18,483,814
U.S. Treasury	−	13,439,204	−	13,439,204

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2019, accumulated net unrealized appreciation on investments was $43,103,868, consisting of $52,410,243 gross unrealized appreciation and $9,306,375 gross unrealized depreciation

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.